Fiera Capital Small/Mid-Cap Growth Fund

Schedule of Investments

As of June 30, 2019 (Unaudited)

Description	Shares	Value
Common Stocks — 97.4%
Communications — 9.6%
Internet — 7.3%
Etsy, Inc.(1)	40,257	$2,470,572
IAC/InterActiveCorp(1)	16,477	3,584,242
MercadoLibre, Inc.(1)	7,242	4,430,438
TripAdvisor, Inc.(1)	49,482	2,290,522
Weibo Corp., ADR(1)	32,442	1,412,849
		14,188,623
Media — 2.3%
Cable One, Inc.	2,006	2,349,006
Liberty Media Corp.-Liberty Formula One, Class C(1)	54,274	2,030,390
		4,379,396
Total Communications		18,568,019

Consumer, Cyclical — 15.9%
Distribution/Wholesale — 4.0%
Copart, Inc.(1)	50,000	3,737,000
IAA, Inc.(1)	62,353	2,418,049
KAR Auction Services, Inc.	62,353	1,558,825
		7,713,874
Entertainment — 3.8%
Churchill Downs, Inc.	15,501	1,783,700
Live Nation Entertainment, Inc.(1)	82,746	5,481,923
		7,265,623
Home Furnishings — 1.9%
Dolby Laboratories, Inc., Class A	56,268	3,634,913

Lodging — 1.0%
Huazhu Group, Ltd., ADR	54,158	1,963,227

Retail — 5.2%
Domino's Pizza, Inc.	10,729	2,985,666
Dunkin' Brands Group, Inc.	39,034	3,109,449
Tractor Supply Co.	37,218	4,049,318
		10,144,433
Total Consumer, Cyclical		30,722,070

Consumer, Non-cyclical — 29.1%
Biotechnology — 11.7%
Arrowhead Pharmaceuticals, Inc.(1)	102,367	2,712,725
BeiGene, Ltd., ADR(1)	13,888	1,721,418
Bluebird Bio, Inc.(1)	24,011	3,054,199
Exelixis, Inc.(1)	206,459	4,412,029
FibroGen, Inc.(1)	50,635	2,287,689
Immunomedics, Inc.(1)	152,776	2,119,003
Sage Therapeutics, Inc.(1)	21,755	3,983,123
Veracyte, Inc.(1)	57,483	1,638,840
Viking Therapeutics, Inc.(1)	92,945	771,444
		22,700,470
Commercial Services — 5.6%
Bright Horizons Family Solutions, Inc.(1)	12,385	1,868,525
Total System Services, Inc.	43,517	5,581,926
United Rentals, Inc.(1)	25,537	3,386,972
		10,837,423

Fiera Capital Small/Mid-Cap Growth Fund

Schedule of Investments

As of June 30, 2019 (Unaudited)

Healthcare-Products — 4.8%
Genomic Health, Inc.(1)	16,637	$967,774
iRhythm Technologies, Inc.(1)	20,197	1,597,179
STERIS PLC	26,326	3,919,415
Wright Medical Group NV(1)	93,915	2,800,545
		9,284,913
Healthcare-Services — 4.7%
Molina Healthcare, Inc.(1)	22,244	3,184,006
Teladoc Health, Inc.(1)	32,829	2,180,174
WellCare Health Plans, Inc.(1)	12,907	3,679,399
		9,043,579
Pharmaceuticals — 2.3%
Portola Pharmaceuticals, Inc.(1)	97,769	2,652,473
Supernus Pharmaceuticals, Inc.(1)	54,768	1,812,273
		4,464,746
Total Consumer, Non-Cyclical		56,331,131

Energy — 2.1%
Oil & Gas — 0.7%
WPX Energy, Inc.(1)	120,400	1,385,804

Oil & Gas Services — 1.4%
Apergy Corp.(1)	43,436	1,456,844
Helix Energy Solutions Group, Inc.(1)	129,719	1,119,475
		2,576,319
Total Energy		3,962,123

Financial — 5.3%
Banks — 1.0%
Western Alliance Bancorp(1)	44,945	2,009,940

Diversified Financial Services — 2.4%
Evercore, Inc.	19,064	1,688,499
Legg Mason, Inc.	75,294	2,882,254
		4,570,753
Insurance — 1.9%
Reinsurance Group of America, Inc.	23,857	3,722,408
Total Financial		10,303,101

Industrial — 11.4%
Electronics — 0.8%
Advanced Energy Industries, Inc.(1)	27,399	1,541,742

Engineering & Construction — 2.1%
EMCOR Group, Inc.	45,415	4,001,061

Machinery-Diversified — 5.4%
Cognex Corp.	35,323	1,694,798
Crane Co.	28,145	2,348,419
Graco, Inc.	65,816	3,302,647
Nordson Corp.	22,027	3,112,635
		10,458,499
Miscellaneous Manufacturing — 1.3%
AO Smith Corp.	52,994	2,499,197

Packaging & Containers — 1.8%
Berry Global Group, Inc.(1)	65,998	3,470,835
Total Industrial		21,971,334

Fiera Capital Small/Mid-Cap Growth Fund

Schedule of Investments

As of June 30, 2019 (Unaudited)

Technology — 24.0%
Computers — 3.8%
Fortinet, Inc.(1)	35,018	$2,690,433
Nutanix, Inc., Class A(1)	51,790	1,343,433
Qualys, Inc.(1)	38,601	3,361,375
		7,395,241
Semiconductors — 4.0%
Entegris, Inc.	99,470	3,712,220
Power Integrations, Inc.	24,178	1,938,592
Semtech Corp.(1)	42,918	2,062,210
		7,713,022
Software — 16.2%
ACI Worldwide, Inc.(1)	90,615	3,111,719
Broadridge Financial Solutions, Inc.	38,488	4,914,148
Cornerstone OnDemand, Inc.(1)	23,686	1,372,130
Envestnet, Inc.(1)	38,847	2,655,969
Guidewire Software, Inc.(1)	25,122	2,546,868
Jack Henry & Associates, Inc.	20,970	2,808,303
New Relic, Inc.(1)	26,106	2,258,430
Splunk, Inc.(1)	34,519	4,340,764
Veeva Systems, Inc., Class A(1)	29,383	4,763,278
Zynga, Inc. - Class A(1)	420,065	2,574,999
		31,346,608
Total Technology		46,454,871

Total Common Stocks
(identified cost $142,926,546)		188,312,649
Total Investments — 97.4%
(identified cost $142,926,546)		188,312,649
Other Assets and Liabilities — 2.6%		5,091,730
Total Net Assets — 100.0%		$193,404,379

(1)	Non-income producing.

ADR – American Depository Receipt

PLC – Public Limited Company

See accompanying notes to the Schedule of Investments

Fiera Capital Equity Allocation Fund

Schedule of Investments

As of June 30, 2019 (Unaudited)

Description	Shares	Value
Exchange-Traded Funds — 90.0%
Broad Market Funds — 33.1%
Invesco China Technology	11,826	$536,309
iShares MSCI India	29,254	1,032,666
SPDR S&P Biotech	10,320	905,167
Vanguard FTSE Emerging Markets	37,318	1,587,135
Vanguard Health Care	6,977	1,213,579
Vanguard Real Estate	5,790	506,046
		5,780,902
Large-Cap Funds — 45.8%
SPDR S&P Emerging Asia Pacific	10,872	1,062,630
SPDR S&P Global Natural Resources	7,709	353,612
VanEck Vectors Oil Services	25,260	374,353
Vanguard Communication Services	11,564	1,002,483
Vanguard FTSE Developed Markets	29,176	1,216,931
Vanguard Information Technology	5,817	1,226,747
Vanguard S&P 500	10,314	2,776,013
		8,012,769
Small-Cap Funds — 11.1%
iShares MSCI EAFE Small-Cap	15,335	880,229
Vanguard S&P Small-Cap 600	7,457	1,065,456
		1,945,685
Total Exchange-Traded Funds
(identified cost $14,750,438)		15,739,356

Mutual Funds — 10.0%
Broad Market Funds — 10.0%
Fiera Capital Global Equity Fund, Institutional Class (1)	129,789	1,745,660

Total Mutual Funds
(identified cost $1,518,240)		1,745,660
Total Investments — 100.0%
(identified cost $16,268,678)		17,485,016
Other Assets and Liabilities — 0.0%		8,036
Total Net Assets — 100.0%		$17,493,052

(1)	Denotes an investment in an affiliated entity. Please refer to subsection Investments in Affiliated Issuers, in the Notes to the Schedule of Investments.

See accompanying notes to the Schedule of Investments

Fiera Capital Emerging Markets Fund

Schedule of Investments

As of June 30, 2019 (Unaudited)

Description	Shares or Units	Value
Common Stocks — 88.2%
China — 31.7%
51job, Inc., ADR (1)	305,400	$23,057,700
AAC Technologies Holdings, Inc.	4,581,300	25,918,709
Alibaba Group Holding, Ltd., ADR (1)	359,920	60,988,444
Bank of China, Ltd., Class H	45,200,000	19,073,026
China Railway Group, Ltd., Class H	33,391,000	25,394,719
China State Construction International Holdings, Ltd.	18,622,091	19,127,948
Dali Foods Group Co., Ltd. (2)	31,117,257	20,647,643
Geely Automobile Holdings, Ltd.	9,188,000	15,754,050
Great Wall Motor Co., Ltd., Class H	48,150,000	34,498,963
Haier Smart Home Co., Ltd., Class D (1)	2,621,054	2,964,408
Hangzhou Hikvision Digital Technology Co., Ltd. - Class A	5,509,875	22,206,442
Man Wah Holdings, Ltd.	34,029,600	15,018,120
Minth Group, Ltd.	6,610,000	17,826,870
Ping An Insurance Group Co. of China, Ltd., Class H	6,630,000	79,724,908
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	8,490,000	25,714,211
Sunny Optical Technology Group Co., Ltd.	3,219,132	33,328,609
Tencent Holdings, Ltd.	2,016,400	91,220,772
Weibo Corp., ADR (1)	394,000	17,158,700
Wuliangye Yibin Co., Ltd., Class A	1,862,906	32,085,961
YY, Inc., ADR (1)	254,449	17,732,551
Zhejiang Expressway Co., Ltd., Class H	24,935,075	26,281,148
		625,723,902
Hong Kong — 10.7%
ASM Pacific Technology, Ltd.	1,984,800	20,348,970
China Overseas Land & Investment, Ltd.	4,569,000	16,862,843
China Resources Gas Group, Ltd.	4,806,000	23,865,057
Galaxy Entertainment Group, Ltd.	6,731,000	45,279,432
MTR Corp., Ltd.	3,400,426	22,904,742
NagaCorp, Ltd.	22,253,417	27,370,874
Shimao Property Holdings, Ltd.	6,700,000	20,411,941
Xinyi Solar Holdings, Ltd.	67,558,000	33,381,610
		210,425,469
India — 16.4%
Axis Bank, Ltd. (1)(3)	2,583,436	30,251,922
Crompton Greaves Consumer Electricals, Ltd. (3)	5,055,892	16,980,561
HDFC Bank, Ltd. (3)	288,000	10,201,319
HDFC Bank, Ltd., ADR (3)	303,000	39,402,120
ICICI Bank, Ltd., ADR (3)	2,878,125	36,235,594
ICICI Lombard General Insurance Co., Ltd. (2)(3)	3,218,800	51,878,975
Infosys, Ltd. (3)	1,015,000	10,832,696
Infosys, Ltd., ADR (3)	897,500	9,603,250
Kotak Mahindra Bank, Ltd. (3)	1,597,940	34,194,381
Larsen & Toubro, Ltd. (3)	1,091,200	24,551,470
Motherson Sumi Systems, Ltd. (3)	8,075,770	14,275,736
Reliance Industries, Ltd. (3)	1,273,500	23,110,340
Tech Mahindra, Ltd. (3)	2,261,317	23,155,329
		324,673,693
Indonesia — 6.1%
Bank Mandiri Persero	58,408,600	33,161,426
Ciputra Development	307,574,859	25,049,408
Media Nusantara Citra Tbk PT	171,480,110	12,626,181
Mitra Adiperkasa	305,262,100	19,446,887
Ramayana Lestari Sentosa	119,064,600	11,883,283

Fiera Capital Emerging Markets Fund

Schedule of Investments

As of June 30, 2019 (Unaudited)

United Tractors	8,987,700	17,932,679
		120,099,864
Malaysia — 2.8%
Inari Amertron	55,953,918	21,670,719
Padini Holdings	14,498,000	12,702,458
Public Bank Berhad	3,660,000	20,380,244
		54,753,421
Philippines — 7.3%
Ayala Land, Inc.	26,316,200	26,108,023
BDO Unibank, Inc.	8,840,860	24,169,084
Bloomberry Resorts Corp.	92,878,700	20,469,570
GT Capital Holdings, Inc.	814,526	14,953,716
Jollibee Foods Corp.	3,449,130	18,974,651
Megaworld Corp.	186,019,826	22,147,379
Security Bank Corp.	5,338,800	17,714,375
		144,536,798
South Africa — 0.6%
Naspers, Ltd. N Shares, ADR	225,988	10,944,599

South Korea — 7.7%
LG Chem, Ltd.	128,200	39,400,276
NAVER Corp.	219,275	21,671,143
Samsung Electronics Co., Ltd.	2,252,250	91,712,389
		152,783,808
Taiwan — 3.4%
Airtac International Group	2,376,488	26,708,834
Elite Material Co., Ltd.	6,628,000	20,058,729
Taiwan Semiconductor Manufacturing Co., Ltd.	2,560,000	19,579,865
		66,347,428
Thailand — 0.6%
Osotspa PLC	11,325,000	12,842,053

United States — 0.9%
Cognizant Technology Solutions Corp., Class A	277,500	17,590,725

Total Common Stocks
(identified cost $1,505,482,607)		1,740,721,760

Participation Notes — 1.2%
China — 1.2%
Haier Smart Home Co., Ltd., Class A, issued by UBS AG, Maturity Date 3/18/2020(4)	3,203,266	8,077,773
Midea Group Co., Ltd., Class A, issued by UBS AG, Maturity Date 3/18/2020(4)	2,034,906	15,422,480

Total Participation Notes
(identified cost $21,316,368)		23,500,253

Warrants — 0.0%
Malaysia — 0.0%
Inari Amertron, Expiration Date 2/17/2020, Strike Price 0.533 MYR(1)	1,676,104	425,870

Total Warrants
(identified cost $0)		425,870

Short-Term Investments — 10.4%
Mutual Funds — 10.4%
Federated Treasury Obligations Fund, Institutional Class, 2.230% (5)	205,088,584	205,088,584

Total Short-Term Investments
(identified cost $205,088,584)		205,088,584

Fiera Capital Emerging Markets Fund

Schedule of Investments

As of June 30, 2019 (Unaudited)

Total Investments — 99.8%
(identified cost $1,731,887,559)	1,969,736,467
Other Assets and Liabilities — 0.2%	3,601,867
Total Net Assets — 100.0%	$1,973,338,334

(1)	Non-income producing.
(2)	144A restricted security. As of June 30, 2019 the total market value of such securities was $72,526,618 and represented 3.68% of the Fund's net assets.
(3)	Securities held through a Mauritius Subsidiary.
(4)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.
(5)	Represents the 7-day effective yield as of June 30, 2019.

ADR — American Depository Receipt

PLC — Public Limited Company

See accompanying notes to the Schedule of Investments

Fiera Capital Emerging Markets Fund

Industry Allocation

As of June 30, 2019 (Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks
Auto Manufacturers	$65,206,729	3.3%
Auto Parts & Equipment	32,102,606	1.6
Banks	264,783,491	13.4
Beverages	44,928,014	2.3
Chemicals	39,400,276	2.0
Commercial Services	26,281,148	1.3
Computers	38,026,671	1.9
Distribution/Wholesale	17,932,679	0.9
Electronics	48,125,151	2.4
Energy-Alternate Sources	33,381,610	1.7
Engineering & Construction	69,074,138	3.5
Entertainment	20,469,570	1.0
Food	20,647,643	1.1
Gas	23,865,057	1.2
Home Furnishings	19,944,969	1.0
Insurance	131,603,883	6.7
Internet	242,773,909	12.3
Lodging	72,650,306	3.7
Media	12,626,181	0.6
Metal Fabricate/Hardware	20,058,729	1.0
Miscellaneous Manufacturing	60,037,443	3.0
Oil & Gas	23,110,340	1.2
Pharmaceuticals	25,714,211	1.3
Real Estate	110,579,593	5.6
Retail	78,025,399	4.0
Semiconductors	153,311,943	7.8
Software	23,155,329	1.2
Transportation	22,904,742	1.2
Total Common Stocks	1,740,721,760	88.2
Participation Notes
Home Furnishings	23,500,253	1.2
Total Participation Notes	23,500,253	1.2
Warrants	425,870	0.0
Short-Term Investments	205,088,584	10.4
Total Investments	1,969,736,467	99.8
Other Assets and Liabilities	3,601,867	0.2
Total Net Assets	$1,973,338,334	100.0%

Fiera Capital Global Equity Fund

Schedule of Investments

As of June 30, 2019 (Unaudited)

Description	Shares	Value
Common Stocks — 98.3%
India — 2.8%
HDFC Bank, Ltd., ADR	3,591	$466,974

Japan — 6.3%
FANUC Corp.	1,300	241,557
Keyence Corp.	1,271	783,854
		1,025,411
Netherlands — 3.3%
Unilever NV	8,853	537,911

Switzerland — 12.0%
Cie Financiere Richemont SA	3,125	265,551
Geberit AG	675	315,513
Nestle SA	5,249	543,388
Roche Holding AG	1,533	431,061
Schindler Holding AG	1,825	406,789
		1,962,302
Taiwan — 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	10,350	405,409

United Kingdom — 10.7%
Diageo PLC	13,128	565,056
InterContinental Hotels Group PLC	6,664	438,309
Intertek Group PLC	5,960	416,682
Spirax-Sarco Engineering PLC	2,815	328,637
		1,748,684
United States — 60.7%
3M Co.	1,764	305,772
Alphabet, Inc., Class A (1)	359	388,725
AutoZone, Inc. (1)	383	421,097
Becton, Dickinson and Co.	2,507	631,789
CME Group, Inc.	2,075	402,778
Colgate-Palmolive Co.	4,030	288,830
Graco, Inc.	7,226	362,601
Johnson & Johnson	4,087	569,237
Mastercard, Inc., Class A	3,299	872,685
Mettler-Toledo International, Inc. (1)	572	480,480
Middleby Corp. (1)	2,455	333,144
Moody's Corp.	4,951	966,980
MSCI, Inc.	2,689	642,106
NIKE, Inc., Class B	4,128	346,546
Oracle Corp.	7,845	446,930
PepsiCo, Inc.	3,565	467,478
Sherwin-Williams Co.	1,101	504,577
TJX Cos., Inc.	9,102	481,314
U.S. Bancorp	7,255	380,162
United Technologies Corp.	2,882	375,236
Varian Medical Systems, Inc. (1)	2,010	273,621
		9,942,088
Total Common Stocks
(identified cost $13,775,095)		16,088,779
Total Investments — 98.3%
(identified cost $13,775,095)		16,088,779
Other Assets and Liabilities — 1.7%		273,150

Fiera Capital Global Equity Fund

Schedule of Investments

As of June 30, 2019 (Unaudited)

Total Net Assets — 100.0%	$16,361,929

(1)	Non-income producing.

ADR — American Depository Receipt

PLC — Public Limited Company

See accompanying notes to the Schedule of Investments

Fiera Capital Global Equity Fund

Industry Allocation

As of June 30, 2019 (Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks
Aerospace/Defense	$375,236	2.3%
Apparel	346,546	2.1
Banks	847,136	5.2
Beverages	1,032,534	6.3
Building Materials	315,513	1.9
Chemicals	504,577	3.1
Commercial Services	1,383,661	8.5
Cosmetics/Personal Care	826,741	5.0
Diversified Financial Services	1,275,463	7.8
Electronics	480,480	2.9
Food	543,388	3.3
Hand/Machine Tools	406,789	2.5
Healthcare-Products	905,410	5.5
Internet	388,725	2.4
Lodging	438,309	2.7
Machinery-Diversified	2,049,793	12.5
Miscellaneous Manufacturing	305,772	1.9
Pharmaceuticals	1,000,298	6.1
Retail	1,167,962	7.1
Semiconductors	405,410	2.5
Software	1,089,036	6.7
Total Common Stocks	16,088,779	98.3
Total Investments	16,088,779	98.3
Other Assets and Liabilities	273,150	1.7
Total Net Assets	$16,361,929	100.0%

Fiera Capital International Equity Fund

Schedule of Investments

As of June 30, 2019 (Unaudited)

Description	Shares	Value
Common Stocks — 97.9%
Australia — 3.0%
Commonwealth Bank of Australia	54,003	$3,142,357

Canada — 3.0%
Canadian National Railway Co.	33,872	3,132,483

Denmark — 4.6%
Chr Hansen Holding A/S	17,015	1,601,187
Novo Nordisk A/S, Class B	60,948	3,113,029
		4,714,216
France — 9.9%
EssilorLuxottica SA	17,905	2,333,494
L'Oreal SA	15,647	4,449,034
LVMH Moet Hennessy Louis Vuitton SE	8,033	3,415,150
		10,197,678
Germany — 5.0%
Rational AG	1,810	1,247,486
SAP SE	28,309	3,881,066
		5,128,552
India — 3.4%
HDFC Bank, Ltd., ADR	26,671	3,468,297

Japan — 12.6%
FANUC Corp.	11,201	2,081,289
Keyence Corp.	10,910	6,728,442
Shimano, Inc.	15,521	2,312,790
Unicharm Corp.	63,411	1,911,750
		13,034,271
Netherlands — 4.8%
Unilever NV	80,658	4,900,804

Sweden — 1.9%
Svenska Handelsbanken AB, Class A	203,217	2,005,476

Switzerland — 17.8%
Cie Financiere Richemont SA	27,416	2,329,717
Geberit AG	6,107	2,854,574
Nestle SA	51,485	5,329,842
Roche Holding AG	14,330	4,029,422
Schindler Holding AG	16,962	3,780,795
		18,324,350
Taiwan — 3.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	94,563	3,704,033

United Kingdom — 24.5%
Bunzl PLC	58,116	1,533,513
Diageo PLC	104,282	4,488,510
Howden Joinery Group PLC	289,556	1,863,580
InterContinental Hotels Group PLC	62,086	4,083,562
Intertek Group PLC	52,853	3,695,112
London Stock Exchange Group PLC	45,502	3,170,913
Rotork PLC	687,027	2,762,068
Spirax-Sarco Engineering PLC	31,377	3,663,111
		25,260,369

Fiera Capital International Equity Fund

Schedule of Investments

As of June 30, 2019 (Unaudited)

United States — 3.8%
IHS Markit, Ltd. (1)	60,739	$3,870,289

Total Common Stocks
(identified cost $88,769,981)		100,883,175

Preferred Stocks — 1.4%
Germany — 1.4%
FUCHS PETROLUB SE	35,888	1,409,022

Total Preferred Stocks
(identified cost $1,909,350)		1,409,022
Total Investments — 99.3%
(identified cost $90,679,331)		102,292,197
Other Assets and Liabilities — 0.7%		772,770
Total Net Assets — 100.0%		$103,064,967

(1)	Non-income producing.

ADR — American Depository Receipt

PLC — Public Limited Company

See accompanying notes to the Schedule of Investments

Fiera Capital International Equity Fund

Industry Allocation

As of June 30, 2019 (Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$3,415,150	3.3%
Banks	8,616,130	8.4
Beverages	4,488,510	4.3
Building Materials	2,854,574	2.8
Commercial Services	7,565,401	7.3
Cosmetics/Personal Care	11,261,588	10.9
Distribution/Wholesale	1,533,513	1.5
Diversified Financial Services	3,170,913	3.1
Electronics	2,762,068	2.7
Food	6,931,029	6.7
Hand/Machine Tools	3,780,795	3.7
Healthcare-Products	2,333,493	2.3
Home Furnishings	3,111,066	3.0
Leisure Time	2,312,790	2.2
Lodging	4,083,562	4.0
Machinery-Diversified	12,472,842	12.1
Pharmaceuticals	7,142,452	6.9
Retail	2,329,717	2.3
Semiconductors	3,704,033	3.6
Software	3,881,066	3.8
Transportation	3,132,483	3.0
Total Common Stocks	100,883,175	97.9
Preferred Stocks
Chemicals	1,409,022	1.4
Total Preferred Stocks	1,409,022	1.4
Total Investments	102,292,197	99.3
Other Assets and Liabilities	772,770	0.7
Total Net Assets	$103,064,967	100.0%

Fiera Capital Series Trust

Notes to the Schedule of Investments
June 30, 2019 (Unaudited)

1. Organization

The Fiera Capital Series Trust (the “Trust”) was organized on December 8, 2016, as a statutory trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of June 30, 2019, the Trust consisted of five series: Fiera Capital Small/Mid-Cap Growth Fund (the “Small/Mid-Cap Growth Fund”), Fiera Capital Equity Allocation Fund (the “Equity Allocation Fund”), Fiera Capital Emerging Markets Fund (the “Emerging Markets Fund”), Fiera Capital Global Equity Fund (the “Global Equity Fund”), and Fiera Capital International Equity Fund (the “International Equity Fund”) (each a “Fund” and collectively the “Funds”). Inception dates displayed throughout this report represent the beginning performance measurement date by which the original NAV (“Net Asset Value”) was used for subscription placement. The funds’/class’ commencement of investment operations date began on the business day following the inception date.

Small/Mid-Cap Growth Fund – The investment objective of the Small/Mid-Cap Growth Fund is to achieve long-term capital growth. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of common stocks of companies believed to be small- and mid-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which the Adviser expects to grow faster than the U.S. economy. The Fund considers an issuer to be a small- or mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell 2500 Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

On February 12, 2018, the Apex Small/Mid-Cap Growth Fund (the “Apex Fund”), a series of The Ultimus Managers Trust, was reorganized into the Small/Mid-Cap Growth Fund. The Small/Mid-Cap Growth Fund has the same investment objective and investment team, and substantially similar fundamental investment policies, principal investment strategies and risks as the Apex Fund. The Apex Fund’s inception date was June 29, 2012. Effective February 27, 2018, the Small/Mid-Cap Growth Fund’s fiscal year end was changed from May 31st to March 31st.

Equity Allocation Fund – The investment objective of the Equity Allocation Fund is to achieve capital appreciation. The Fund seeks to achieve its objective by investing at least 80% of its net assets in shares of exchange traded funds (“ETFs”) and affiliated and unaffiliated mutual funds that invest primarily in equity securities. The Fund may invest in issuers with market capitalizations of any size. Under normal circumstances, the Fund invests at least 80% of its net assets in shares of ETFs and affiliated and unaffiliated mutual funds that invest primarily in equity securities (the “Underlying Funds”). For these purposes, equity securities include common stocks, preferred stocks, securities convertible into common stocks, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (GDRs). The Underlying Funds may invest in companies located outside the Unites States, including emerging market countries. The Fund and certain Underlying Funds may from time to time emphasize one or more economic sectors in selecting their investments. Further, the Underlying Funds may invest in equity securities issued by companies of any size with no minimum market capitalization. The Fund’s inception date was November 30, 2018.

Emerging Markets Fund - The investment objective of the Emerging Markets Fund is to achieve long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of emerging market equities. Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, participatory notes, preferred stocks and warrants) of companies operating principally in emerging market countries. The Fund considers a company to be operating principally in an emerging market if: (i) its securities are primarily listed on the trading market of an emerging market country; (ii) the company is incorporated or has its principal business activities in an emerging market country; (iii) the company derives 50% or more of its revenues from, or has 50% or more of its assets in, an emerging market country; or (iv) its securities are included in the MSCI Emerging Markets Index. The Fund considers a country to be an emerging market country if: (x) it has been determined by an international organization, such as the World Bank, to have a low to middle income economy; (y) it is not included in the MSCI World Index, which measures the equity market performance of developed markets; or (z) it is represented in the MSCI Emerging Markets Index. The Fund may invest in issuers with market capitalizations of any size. The Predecessor Fund’s (defined below) inception date was December 14, 2011. On June 4, 2018 the City National Rochdale Emerging Markets Fund (the “Predecessor Fund”), a series of City National Rochdale Funds, was reorganized into the Emerging Markets Fund. The investment objective, policies, guidelines, and restrictions of the Emerging Markets Fund and the Predecessor Fund are identical in all material respects.

The Adviser served as sub-adviser to the Predecessor Fund from December 1, 2017 until the reorganization. Effective November 28, 2018, the Emerging Markets Fund’s fiscal year end was changed from September 30th to March 31st.

Global Equity Fund – The investment objective of the Global Equity Fund is to achieve capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of global equities. Under normal market conditions, the Global Equity Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purpose) in equity securities. Equity securities include common stock, preferred stock, convertible securities and depositary receipts. Under normal market conditions, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or that have securities that trade in the form of depositary receipts, or companies that have formed under the laws of non-U.S. countries. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issues with market capitalization in excess of $1 billion. The Fund’s inception date was April 28, 2017.

International Equity Fund – The investment objective of the International Equity Fund is to achieve capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of international equities. Under normal market conditions, the International Equity Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in at least three countries other than the U.S, including emerging market countries. For these purposes, a company is considered located in a country outside the United States if: (i) the company’s securities are principally traded on such country’s exchange or (ii) the company’s securities are included in the MSCI World Ex-US Index. In addition, the Fund considers countries represented in the MSCI Emerging Markets Index to be emerging market countries. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issues with market capitalization in excess of $1 billion. The Fund’s inception date was September 29, 2017.

Fiera Capital Inc. (the “Adviser”) serves as the investment adviser of the Funds. The Board of Trustees of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

The following is a summary of significant accounting policies followed by the Funds in preparation of their schedule of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies and follow the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

Investment Valuation – Each Fund’s securities are valued at current market prices. Domestic exchange traded equity securities (other than those that trade on NASDAQ) are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. New York time adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of each Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value as determined in good faith by the Adviser, pursuant to policies adopted by the Board and under the supervision of the Board. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. The Funds do not separately isolate the foreign currency translation for investments, and as such, any impact of foreign exchange is recorded through net realized and unrealized gain (loss) on investments and foreign currency.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the security must be valued at fair value (the amount which a Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Board (“Fair Value Pricing”). The Board has delegated to its Valuation Committee all Fair Value Pricing determinations, subject to Board approval or ratification of appropriate fair value pricing methodologies, and has delegated to the Funds’ Adviser the responsibility for reviewing market prices and recommending to the Valuation Committee proposed Fair Value Pricing determinations.

Any debt securities (other than convertible securities) are valued in accordance with the procedures described above which, with respect to these securities, may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service. Such debt securities with remaining maturities of 60 days or less may, absent unusual circumstances, be valued at amortized cost.

If, in the view of the Adviser, the bid price of a debt security (or ask price in the case of any such security held short), or the bid, ask, or price of any other type of security, does not fairly reflect the market value of the security, the Adviser may value the security at fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. New York time (or 4:00 p.m. London time for the Emerging Markets Fund). Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined, prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before each Fund calculates its net asset value per share but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market-specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Funds or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate fair value.

GAAP defines fair value by establishing a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and each Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of June 30, 2019:

	Small/Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$188,312,649	$-	$-	$188,312,649
Total	$188,312,649	$-	$-	$188,312,649

	Equity Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$15,739,356	$-	$-	$15,739,356
Mutual Funds*	1,745,660	-	-	1,745,660
Total	$17,485,016	$-	$-	$17,485,016

	Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
China	$118,937,395	$506,786,507	$-	$625,723,902
Hong Kong	-	210,425,469	-	210,425,469
India	137,119,939	187,553,754	-	324,673,693
Indonesia	31,330,170	88,769,694	-	120,099,864
Mayalysia	-	54,753,421	-	54,753,421
Phillippines	39,861,754	104,675,044	-	144,536,798
South Africa	10,944,599	-	-	10,944,599
South Korea	-	152,783,808	-	152,783,808
Taiwan	-	66,347,428	-	66,347,428
Thailand	-	12,842,053	-	12,842,053
United States	17,590,725	-	-	17,590,725
Participation Notes*	-	23,500,253	-	23,500,253
Warrants*	425,870	-	-	425,870
Short-Term Investments	205,088,584	-	-	205,088,584
Total	$561,299,036	$1,408,437,431	$-	$1,969,736,467

	Global Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
India	$466,974	$-	$-	$466,974
Japan	-	1,025,411	-	1,025,411
Netherlands	-	537,911	-	537,911
Switzerland	-	1,962,302	-	1,962,302
Taiwan	405,409	-	-	405,409
United Kingdom	-	1,748,684	-	1,748,684
United States	9,942,088	-	-	9,942,088
Total	$10,814,471	$5,274,308	$-	$16,088,779

	International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$-	$3,142,357	$-	$3,142,357
Canada	3,132,483	-	-	3,132,483
Denmark	-	4,714,216	-	4,714,216
France	-	10,197,678	-	10,197,678
Germany	-	6,537,574	-	6,537,574
India	3,468,297	-	-	3,468,297
Japan	-	13,034,271	-	13,034,271
Netherlands	-	4,900,804	-	4,900,804
Sweden	-	2,005,476	-	2,005,476
Switzerland	-	18,324,350	-	18,324,350
Taiwan	3,704,033	-	-	3,704,033
United Kingdom	-	25,260,369	-	25,260,369
United States	3,870,289	-	-	3,870,289
Total	$14,175,102	$88,117,095	$-	$102,292,197

*	All sub-categories represent an entire Level 1 or Level 2 evaluation status.

As of June 30, 2019, the Funds did not hold any Level 3 securities.

Investments in Affiliated Issuers – An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a Fiera Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2019. All securities listed on the table present the Institutional Class.

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value, End of Period	Dividends Credited to Income	Capital Gain Distributions
Investments in Affiliates
Fund/Security Description
Equity Allocation Fund
Global Equity Fund	1,571,179	120,237	(35,648)	89,768	124	1,745,660	-	-

Federal Income Tax Information

At June 30, 2019, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

	Small/Mid-Cap	Equity Allocation	Emerging Markets	Global Equity	International
	Growth Fund	Fund	Fund	Fund	Equity Fund
Cost of investments	$144,083,681	$16,336,928	$1,736,370,570	$13,920,299	$91,504,773

Gross unrealized appreciation	$51,078,090	$1,232,283	$336,821,787	$2,345,486	$13,033,268
Gross unrealized depreciation	(6,849,122)	(84,195)	(103,455,890)	(177,006)	(2,245,844)

Net unrealized appreciation/(depreciation) on investments	$44,228,968	$1,148,088	$233,365,897	$2,168,480	$10,787,424

The difference between cost amounts for schedule of investments and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.